Income and expenses - Financial expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Financial expense [line items]
Interest expense	€ (2,299)	€ (2,146)		€ (1,747)
Foreign currency losses	(2,999)	(832)		(2,748)
Other financial expenses	(697)	(704)		(369)
Total	€ (5,995)	€ (3,682)	[1]	€ (4,864)

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.